Long-Term Debt (Details Narrative) (10 Q) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2015
Debt Disclosure [Abstract]
Long term debt	$ 300,000	$ 300,000	$ 900,000	$ 600,000